Schedule of Effects of Reinsurance on Premiums and Contract Charges (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Effects of Reinsurance [Line Items]
Direct premiums and contract charges	$ 158,836	$ 155,439	$ 155,193
Total premiums and contract charges	138,166	132,516	128,927
Non-affiliate
Effects of Reinsurance [Line Items]
Assumed premiums and contract charges	741	830	835
Ceded premiums and contract charges	(20,032)	(21,515)	(23,140)
Affiliate
Effects of Reinsurance [Line Items]
Ceded premiums and contract charges	$ (1,379)	$ (2,238)	$ (3,961)